Summary of Accounting Policies (Policy)	12 Months Ended
Jul. 02, 2011
Summary of Accounting Policies [Abstract]
Business and Consolidation
Business and Consolidation
     Sysco Corporation, acting through its subsidiaries and divisions, (Sysco or the company), is engaged in the marketing and distribution of a wide range of food and related products primarily to the foodservice or food-away-from-home industry. These services are performed for approximately 400,000 customers from 177 distribution facilities located throughout the United States, Canada and Ireland.
     Sysco's fiscal year ends on the Saturday nearest to June 30th. This resulted in a 52-week year ending July 2, 2011, a 53-week year ending July 3, 2010 for fiscal 2010 and a 52-week year ending June 27, 2009 for 2009.
     The accompanying financial statements include the accounts of Sysco and its consolidated subsidiaries. All significant intercompany transactions and account balances have been eliminated.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates that affect the reported amounts of assets, liabilities, sales and expenses. Actual results could differ from the estimates used.
     Sysco's management has changed the way it evaluates the performance of its operating segment results. Beginning with the first quarter of fiscal 2012, each segment's operating income no longer includes certain centrally incurred costs for corporate overhead and shared services. Previously, these centrally incurred costs were charged to the segments based upon the relative level of service used by each operating segment. Management now evaluates the performance of each of its operating segments based on its respective operating income results, which excludes the allocation of certain centrally incurred costs. This results in higher operating income at an operating segment level and higher corporate expenses.
     Also in the first quarter of fiscal 2012, Sysco changed the consolidated results of operations for the classification of certain centrally incurred purchasing costs to be recognized within operating expenses. Prior to fiscal 2012, these costs were netted against cost of sales and reflected as a reduction to gross profit.
     As a result of these changes, Note 1, Note 19, Note 20 and Note 21 have been revised to show the new basis of operating segment results. The consolidated results of operations and Note 22 have been reclassified to demonstrate the changed classification of centrally incurred purchasing costs.

Cash and Cash Equivalents
Cash and Cash Equivalents
     For cash flow purposes, cash includes cash equivalents such as time deposits, certificates of deposit, short-term investments and all highly liquid instruments with original maturities of three months or less, which are recorded at fair value.

Accounts Receivable
Accounts Receivable
     Accounts receivable consist primarily of trade receivables from customers and receivables from suppliers for marketing or incentive programs. Sysco determines the past due status of trade receivables based on contractual terms with each customer. Sysco evaluates the collectability of accounts receivable and determines the appropriate reserve for doubtful accounts based on a combination of factors. The company utilizes specific criteria to determine uncollectible receivables to be written off including whether a customer has filed for or been placed in bankruptcy, has had accounts referred to outside parties for collection or has had accounts past due over specified periods. Allowances are recorded for all other receivables based on an analysis of historical trends of write-offs and recoveries. In addition, in circumstances where the company is aware of a specific customer's inability to meet its financial obligation to Sysco, a specific allowance for doubtful accounts is recorded to reduce the receivable to the net amount reasonably expected to be collected.

Inventories
Inventories
     Inventories consisting primarily of finished goods include food and related products and lodging products held for resale and are valued at the lower of cost (first-in, first-out method) or market. Elements of costs include the purchase price of the product and freight charges to deliver the product to the company's warehouses and are net of certain cash or non-cash consideration received from vendors (see "Vendor Consideration").

Plant and Equipment
Plant and Equipment
     Capital additions, improvements and major replacements are classified as plant and equipment and are carried at cost. Depreciation is recorded using the straight-line method, which reduces the book value of each asset in equal amounts over its estimated useful life, and is included within operating expenses in the consolidated results of operations. Maintenance, repairs and minor replacements are charged to earnings when they are incurred. Upon the disposition of an asset, its accumulated depreciation is deducted from the original cost, and any gain or loss is reflected in current earnings.
     Certain internal and external costs related to the acquisition and development of internal use software being built within our Business Transformation Project are capitalized within plant and equipment during the application development stages of the project. This project is primarily in the development stage as of July 2, 2011 and no material depreciation has occurred.
     Applicable interest charges incurred during the construction of new facilities and development of software for internal use are capitalized as one of the elements of cost and are amortized over the assets' estimated useful lives. Interest capitalized for the past three fiscal years was $13.9 million in fiscal 2011, $10.0 million in fiscal 2010 and $3.5 million in fiscal 2009.

Long-Lived Assets
Long-Lived Assets
     Management reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Cash flows expected to be generated by the related assets are estimated over the asset's useful life based on updated projections on an undiscounted basis. If the evaluation indicates that the carrying value of the asset may not be recoverable, the potential impairment is measured at fair value.

Goodwill and Intangibles
Goodwill and Intangibles
     Goodwill and intangibles represent the excess of cost over the fair value of tangible net assets acquired. Goodwill and intangibles with indefinite lives are not amortized. Goodwill is assigned to the reporting units that are expected to benefit from the synergies of a business combination. The recoverability of goodwill and indefinite-lived intangibles is assessed annually, or more frequently as needed when events or changes have occurred that would suggest an impairment of carrying value, by determining whether the fair values of the applicable reporting units exceed their carrying values. The reporting units used to assess goodwill impairment are the company's eight operating segments as described in Note 19, "Business Segment Information." The components within each of the eight operating segments have similar economic characteristics and therefore are aggregated into eight reporting units. The evaluation of fair value requires the use of projections, estimates and assumptions as to the future performance of the operations in performing a discounted cash flow analysis, as well as assumptions regarding sales and earnings multiples that would be applied in comparable acquisitions.
     Intangibles with definite lives are amortized on a straight-line basis over their useful lives, which generally range from three to ten years. Management reviews finite-lived intangibles for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Cash flows expected to be generated by the finite-lived intangibles are estimated over the intangible asset's useful life based on updated projections on an undiscounted basis. If the evaluation indicates that the carrying value of the finite-lived intangible asset may not be recoverable, the potential impairment is measured at fair value.

Restricted Cash
Restricted Cash
     Sysco is required by its insurers to collateralize a part of the self-insured portion of its workers' compensation and liability claims. Sysco has chosen to satisfy these collateral requirements by depositing funds in insurance trusts or by issuing letters of credit. All amounts in restricted cash at July 2, 2011 and July 3, 2010 represented funds deposited in insurance trusts.

Derivative Financial Instruments
Derivative Financial Instruments
     All derivatives are recognized as assets or liabilities within the consolidated balance sheets at fair value. Gains or losses on derivative financial instruments designated as fair value hedges are recognized immediately in the consolidated results of operations, along with the offsetting gain or loss related to the underlying hedged item.
     Gains or losses on derivative financial instruments designated as cash flow hedges are recorded as a separate component of shareholders' equity at their settlement, whereby gains or losses are reclassified to the Consolidated Results of Operations in conjunction with the recognition of the underlying hedged item.
     In the normal course of business, Sysco enters into forward purchase agreements for the procurement of fuel and electricity. Certain of these agreements meet the definition of a derivative. However, the company elected to use the normal purchase and sale exemption available under derivatives accounting literature; therefore, these agreements are not recorded at fair value.

Investments in Corporate-Owned Life Insurance
Investments in Corporate-Owned Life Insurance
     Investments in corporate-owned life insurance (COLI) policies are recorded at their cash surrender values as of each balance sheet date. Changes in the cash surrender value during the period are recorded as a gain or loss within operating expenses. The company does not record deferred tax balances related to cash surrender value gains or losses for the policies that Sysco has the intent to hold these policies to maturity. Deferred tax balances are recorded for those policies that Sysco intends to redeem prior to maturity. The total amounts related to the company's investments in COLI policies included in other assets in the consolidated balance sheets were $231.3 million and $203.2 million at July 2, 2011 and July 3, 2010, respectively.

Treasury Stock	Treasury Stock The company records treasury stock purchases at cost. Shares removed from treasury are valued at cost using the average cost method.
Foreign Currency Translation
Foreign Currency Translation
     The assets and liabilities of all foreign subsidiaries are translated at current exchange rates. Related translation adjustments are recorded as a component of accumulated other comprehensive income (loss).

Revenue Recognition
Revenue Recognition
     The company recognizes revenue from the sale of a product when it is considered to be realized or realizable and earned. The company determines these requirements to be met at the point at which the product is delivered to the customer. The company grants certain customers sales incentives such as rebates or discounts and treats these as a reduction of sales at the time the sale is recognized. Sales tax collected from customers is not included in revenue but rather recorded as a liability due to the respective taxing authorities. Purchases and sales of inventory with the same counterparty that are entered into in contemplation of one another are considered to be a single nonmonetary transaction. As such, the company records the net effect of such transactions in the consolidated results of operations within sales.

Vendor Consideration
Vendor Consideration
     Sysco recognizes consideration received from vendors when the services performed in connection with the monies received are completed and when the related product has been sold by Sysco as a reduction to cost of sales. There are several types of cash consideration received from vendors. In many instances, the vendor consideration is in the form of a specified amount per case or per pound. In these instances, Sysco will recognize the vendor consideration as a reduction of cost of sales when the product is sold. In the situations in which the vendor consideration is not related directly to specific product purchases, Sysco will recognize these as a reduction of cost of sales when the earnings process is complete, the related service is performed and the amounts are realized.

Shipping and Handling Costs
Shipping and Handling Costs
     Shipping and handling costs include costs associated with the selection of products and delivery to customers. Included in operating expenses are shipping and handling costs of approximately $2,222.1 million in fiscal 2011, $2,103.3 million in fiscal 2010, and $2,136.8 million in fiscal 2009.

Insurance Program
Insurance Program
     Sysco maintains a self-insurance program covering portions of workers' compensation, general and vehicle liability and property insurance costs. The amounts in excess of the self-insured levels are fully insured by third party insurers. The company also maintains a fully self-insured group medical program. Liabilities associated with these risks are estimated in part by considering historical claims experience, medical cost trends, demographic factors, severity factors and other actuarial assumptions.

Share-Based Compensation
Share-Based Compensation
     Sysco recognizes expense for its share-based compensation based on the fair value of the awards that are granted. The fair value of stock options is estimated at the date of grant using the Black-Scholes option pricing model. Option pricing methods require the input of highly subjective assumptions, including the expected stock price volatility. The fair value of restricted stock and restricted stock unit awards are based on the company's stock price on the date of grant. Measured compensation cost is recognized ratably over the vesting period of the related share-based compensation award. Cash flows resulting from tax deductions in excess of the compensation cost recognized for those options (excess tax benefits) are classified as financing cash flows on the consolidated cash flows statements.

Income Taxes
Income Taxes
     Sysco recognizes deferred tax assets and liabilities based on the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured pursuant to tax laws using rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The impact on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount more likely than not to be realized.
     Sysco recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the position. The amount recognized is measured as the largest amount of tax benefit that has greater than a 50% likelihood of being realized upon settlement. To the extent interest and penalties may be assessed by taxing authorities on any underpayment of income tax, estimated amounts required by the accounting guidance related to uncertain tax positions have been accrued and are classified as a component of income taxes in the consolidated results of operations.
     The determination of the company's provision for income taxes requires significant judgment, the use of estimates and the interpretation and application of complex tax laws. The company's provision for income taxes primarily reflects a combination of income earned and taxed in the various U.S. federal and state, as well as various foreign jurisdictions. Jurisdictional tax law changes, increases or decreases in permanent differences between book and tax items, accruals or adjustments of accruals for tax contingencies or valuation allowances, and the company's change in the mix of earnings from these taxing jurisdictions all affect the overall effective tax rate.

Acqusitions
Acquisitions
     Acquisitions of businesses are accounted for using the purchase method of accounting, and the financial statements include the results of the acquired operations from the respective dates of acquisition.
     The purchase price of the acquired entities is allocated to the net assets acquired and liabilities assumed based on the estimated fair value at the dates of acquisition, with any excess of cost over the fair value of net assets acquired, including intangibles, recognized as goodwill. The balances included in the consolidated balance sheets related to recent acquisitions are based upon preliminary information and are subject to change when final asset and liability valuations are obtained. Subsequent changes to the preliminary balances are reflected retrospectively, if material. Material changes to the preliminary allocations are not anticipated by management.